Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
Sales and marketing	¥ 98,324	$ 14,256	¥ 116,415	¥ 102,319
General and administrative	(105,404)	(15,282)	(79,922)	(119,087)
Total operating expenses	(358,204)	(51,935)	(403,059)	(396,003)
Loss from operations	(132,439)	(19,202)	(138,130)	(189,825)
Foreign exchange gain /(loss), net				90
Interest income	2,321	337	6,597	6,131
Interest expense	(3,136)	(455)	(8,815)	(11,724)
Change in fair value of foreign currency swap contract	(838)	(121)	(6,060)
Loss before income taxes	(108,905)	(15,790)	(140,552)	(224,989)
Net loss	(106,964)	(15,509)	(140,584)	(225,075)
Net loss attributable to common shareholders	(106,964)	(15,509)	(140,584)	(225,075)
Other comprehensive income (loss)
Foreign currency translation adjustments	5,853	849	1,638	4,450
Comprehensive loss	(101,111)	(14,660)	(138,946)	(220,625)
Parent Company
Operating expenses
Sales and marketing	(272)	(39)	(553)
General and administrative	(12,443)	(1,804)	(17,785)	(15,938)
Share of losses of subsidiaries and VIE	(85,448)	(12,389)	(117,029)	(193,109)
Total operating expenses	(98,163)	(14,232)	(135,367)	(209,047)
Loss from operations	(98,163)	(14,232)	(135,367)	(209,047)
Foreign exchange gain /(loss), net	(2,467)	(358)	(3,351)	6
Interest income	43	6	363	544
Interest expense	(1,985)	(288)	(7,820)	(10,654)
Other loss	(5,230)	(758)	(469)	(5,924)
Change in fair value of foreign currency swap contract	838	121	6,060
Loss before income taxes	(106,964)	(15,509)	(140,584)	(225,075)
Net loss	(106,964)	(15,509)	(140,584)	(225,075)
Net loss attributable to common shareholders	(106,964)	(15,509)	(140,584)	(225,075)
Other comprehensive income (loss)
Foreign currency translation adjustments	5,853	849	1,638	4,450
Total other comprehensive income (loss), net of tax	5,853	849	1,638	4,450
Comprehensive loss	¥ (101,111)	$ (14,660)	¥ (138,946)	¥ (220,625)